NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF RECONCILIATION OF THE ORDINARY SHARES

The following table provides a reconciliation of the ordinary shares as of December 31, 2022:

FAHL existing shares at closing date	120,000,000
FAHL existing shares at closing date - converted	20,555,595

Issuance of ordinary shares upon exercise of warrants	1,887,464
Ordinary shares issued in PIPE	1,320,195
Conversion of convertible bonds to ordinary shares	1,248,426
Consideration and accrued interest paid to selling shareholder in ordinary shares	1,550,000
Conversion of shareholder loans to ordinary shares	1,445,164
Total Recapitalization	7,451,249
Ordinary shares issued upon exercise of warrants	38,780
Share-based compensation	13,200
Settlement of forward share purchase agreement derivative liability	(1,179,722)
Total ordinary shares outstanding as of December 31, 2022	26,879,102

SCHEDULE OF BUSINESS COMBINATION

The following table provides a summary of the significant sources and uses of cash related to the closing of the Business Combination on June 9, 2022:

Cash acquired in merger and recapitalization	$13,966
Proceeds from forward share purchase agreements	6,719
Proceeds from convertible bonds issued	11,000
Transactions costs	(3,104)
$28,581